UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
   USAA(R)


 ==========================================

     PORTFOLIO OF INVESTMENTS
     1ST QUARTER
     USAA INCOME STOCK FUND
     OCTOBER 31, 2008

 ==========================================



                                                                      (Form N-Q)
48452-1208                                  (C)2008, USAA.  All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS

USAA INCOME STOCK FUND
October 31, 2008 (unaudited)

                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------

               COMMON STOCKS (98.9%)

               CONSUMER DISCRETIONARY (7.2%)
               -----------------------------
               ADVERTISING (0.3%)
      650,300  Interpublic Group of Companies, Inc.  *            $        3,375
                                                                 ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.0%)
       20,300  Jones Apparel Group, Inc.                                     225
       15,800  Liz Claiborne, Inc.                                           129
                                                                 ---------------
                                                                             354
                                                                 ---------------
               APPAREL RETAIL (0.5%)
       58,400  Foot Locker, Inc.                                             854
      182,400  Gap, Inc.                                                   2,360
      258,800  Limited Brands, Inc.                                        3,100
                                                                 ---------------
                                                                           6,314
                                                                 ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
       57,600  Autoliv, Inc.                                               1,231
       43,500  Johnson Controls, Inc.                                        771
                                                                 ---------------
                                                                           2,002
                                                                 ---------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      155,200  Ford Motor Co.  *                                             340
       81,000  General Motors Corp.                                          468
       35,300  Thor Industries, Inc.                                         632
                                                                 ---------------
                                                                           1,440
                                                                 ---------------
               AUTOMOTIVE RETAIL (0.1%)
       51,600  AutoNation, Inc.  *                                           355
       10,400  O'Reilly Automotive, Inc.  *                                  282
       21,500  Penske Automotive Group, Inc.                                 176
                                                                 ---------------
                                                                             813
                                                                 ---------------
               BROADCASTING (0.5%)
      373,600  CBS Corp. "B"                                               3,628
      149,300  Liberty Global, Inc. "A"  *                                 2,462
                                                                 ---------------
                                                                           6,090
                                                                 ---------------
               CABLE & SATELLITE (0.5%)
      393,400  Comcast Corp. "A"                                           6,200
                                                                 ---------------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
       25,800  RadioShack Corp.                                              327
                                                                 ---------------
               DEPARTMENT STORES (0.1%)
       23,400  J.C. Penney Co., Inc.                                         560
       17,600  Kohl's Corp.  *                                               618
        7,000  Sears Holdings Corp.  *                                       404
                                                                 ---------------
                                                                           1,582
                                                                 ---------------
               DISTRIBUTORS (0.2%)
       72,400  Genuine Parts Co.                                           2,849
                                                                 ---------------
================================================================================
1  |  USAA INCOME STOCK FUND
================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               EDUCATION SERVICES (0.1%)
        7,800  Apollo Group, Inc. "A"  *                          $          542
       16,400  Career Education Corp.  *                                     259
        2,300  ITT Educational Services, Inc.  *                             202
                                                                 ---------------
                                                                           1,003
                                                                 ---------------
               FOOTWEAR (0.0%)
        1,400  NIKE, Inc. "B"                                                 81
                                                                 ---------------
               GENERAL MERCHANDISE STORES (0.2%)
        7,700  Family Dollar Stores, Inc.                                    207
       54,500  Target Corp.                                                2,187
                                                                 ---------------
                                                                           2,394
                                                                 ---------------
               HOME FURNISHINGS (0.4%)
      280,300  Leggett & Platt, Inc.                                       4,866
        8,900  Mohawk Industries, Inc.  *                                    431
                                                                 ---------------
                                                                           5,297
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.8%)
      756,800  Home Depot, Inc.                                           17,853
      296,000  Lowe's Companies, Inc.                                      6,423
                                                                 ---------------
                                                                          24,276
                                                                 ---------------
               HOMEBUILDING (0.3%)
       32,300  Centex Corp.                                                  396
       97,566  D.R. Horton, Inc.                                             720
       30,800  KB Home                                                       514
       72,900  Lennar Corp. "A"                                              564
       11,663  M.D.C. Holdings, Inc.                                         392
          467  NVR, Inc.  *                                                  229
       28,500  Toll Brothers, Inc.  *                                        659
                                                                 ---------------
                                                                           3,474
                                                                 ---------------
               HOMEFURNISHING RETAIL (0.0%)
       13,600  Bed Bath & Beyond, Inc.  *                                    350
                                                                 ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.0%)
       17,500  Royal Caribbean Cruises Ltd.                                  237
                                                                 ---------------
               HOUSEHOLD APPLIANCES (0.1%)
        9,800  Black & Decker Corp.                                          496
        8,700  Snap-On, Inc.                                                 321
       10,500  Stanley Works                                                 344
        7,300  Whirlpool Corp.                                               341
                                                                 ---------------
                                                                           1,502
                                                                 ---------------
               LEISURE PRODUCTS (0.1%)
       19,800  Brunswick Corp.                                                69
       30,700  Hasbro, Inc.                                                  892
       28,200  Mattel, Inc.                                                  424
                                                                 ---------------
                                                                           1,385
                                                                 ---------------
               MOTORCYCLE MANUFACTURERS (0.0%)
        7,000  Harley-Davidson, Inc.                                         171
                                                                 ---------------
               MOVIES & ENTERTAINMENT (1.1%)
      126,900  News Corp. "A"                                              1,350
      788,600  Time Warner, Inc.                                           7,957
      111,400  Viacom, Inc. "B"  *                                         2,253
      107,200  Walt Disney Co.                                             2,776
                                                                 ---------------
                                                                          14,336
                                                                 ---------------
               PHOTOGRAPHIC PRODUCTS (0.1%)
      192,509  Eastman Kodak Co.                                           1,767
                                                                 ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  2

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               PUBLISHING (0.2%)
        1,366  E.W. Scripps Co. "A"                               $            6
      197,700  Gannett Co., Inc.                                           2,175
       33,200  McClatchy Co. "A"                                             102
       77,500  New York Times Co. "A"                                        775
                                                                 ---------------
                                                                           3,058
                                                                 ---------------
               RESTAURANTS (0.2%)
       35,300  McDonald's Corp.                                            2,045
                                                                 ---------------
               SPECIALTY STORES (0.2%)
       45,800  Office Depot, Inc.  *                                         165
       16,200  OfficeMax, Inc.                                               130
      114,400  Staples, Inc.                                               2,223
                                                                 ---------------
                                                                           2,518
                                                                 ---------------
               Total Consumer Discretionary                               95,240
                                                                 ---------------

               CONSUMER STAPLES (12.7%)
               ------------------------
               AGRICULTURAL PRODUCTS (0.5%)
      336,700  Archer-Daniels-Midland Co.                                  6,980
        1,700  Bunge Ltd.                                                     65
                                                                 ---------------
                                                                           7,045
                                                                 ---------------
               BREWERS (0.3%)
       16,400  Anheuser-Busch Companies, Inc.                              1,017
       69,900  Molson Coors Brewing Co. "B"                                2,612
                                                                 ---------------
                                                                           3,629
                                                                 ---------------
               DRUG RETAIL (0.5%)
       71,700  CVS Caremark Corp.                                          2,198
      167,400  Walgreen Co.                                                4,262
                                                                 ---------------
                                                                           6,460
                                                                 ---------------
               FOOD RETAIL (0.2%)
       28,000  Kroger Co.                                                    769
       67,300  Safeway, Inc.                                               1,431
       42,742  SUPERVALU, Inc.                                               609
                                                                 ---------------
                                                                           2,809
                                                                 ---------------
               HOUSEHOLD PRODUCTS (2.5%)
        1,200  Clorox Co.                                                     73
       24,600  Colgate-Palmolive Co.                                       1,544
        3,200  Energizer Holdings, Inc.  *                                   156
       26,700  Kimberly-Clark Corp.                                        1,636
      459,900  Procter & Gamble Co.                                       29,682
                                                                 ---------------
                                                                          33,091
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (2.5%)
        8,700  BJ's Wholesale Club, Inc.  *                                  306
       21,300  Costco Wholesale Corp.                                      1,215
      566,300  Wal-Mart Stores, Inc.                                      31,605
                                                                 ---------------
                                                                          33,126
                                                                 ---------------
               PACKAGED FOODS & MEAT (1.8%)
      109,100  General Mills, Inc.                                         7,390
       64,500  H.J. Heinz Co.                                              2,826
        9,200  Hershey Co.                                                   343
       13,400  Hormel Foods Corp.                                            379
      215,979  Kraft Foods, Inc. "A"                                       6,294
      519,100  Sara Lee Corp.                                              5,804
      174,300  Tyson Foods, Inc. "A"                                       1,523
                                                                 ---------------
                                                                          24,559
                                                                 ---------------
================================================================================
3  |  USAA INCOME STOCK FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               SOFT DRINKS (2.7%)
      341,300  Coca-Cola Co.                                      $       15,038
      322,700  Coca-Cola Enterprises, Inc.                                 3,243
      159,200  Pepsi Bottling Group, Inc.                                  3,681
      236,000  PepsiAmericas, Inc.                                         4,467
      154,000  PepsiCo, Inc.                                               8,779
                                                                 ---------------
                                                                          35,208
                                                                 ---------------
               TOBACCO (1.7%)
      582,400  Altria Group, Inc.                                         11,177
       91,100  Philip Morris International, Inc.                           3,960
       95,000  Reynolds American, Inc.                                     4,651
        7,500  Universal Corp.                                               297
       35,200  UST, Inc.                                                   2,379
                                                                 ---------------
                                                                          22,464
                                                                 ---------------
               Total Consumer Staples                                    168,391
                                                                 ---------------

               ENERGY (18.8%)
               --------------
               INTEGRATED OIL & GAS (16.2%)
      808,801  Chevron Corp.                                              60,337
      679,277  ConocoPhillips                                             35,336
    1,451,300  Exxon Mobil Corp.                                         107,570
       24,770  Hess Corp.                                                  1,491
       13,400  Murphy Oil Corp.                                              679
      158,700  Occidental Petroleum Corp.                                  8,814
                                                                 ---------------
                                                                         214,227
                                                                 ---------------
               OIL & GAS DRILLING (0.1%)
        6,500  Helmerich & Payne, Inc.                                       223
       17,200  Nabors Industries Ltd.  *                                     248
       35,200  Patterson-UTI Energy, Inc.                                    467
                                                                 ---------------
                                                                             938
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (0.0%)
       46,100  BJ Services Co.                                               592
        1,600  Oil States International, Inc.  *                              37
                                                                 ---------------
                                                                             629
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (1.7%)
       54,900  Anadarko Petroleum Corp.                                    1,938
       72,360  Apache Corp.                                                5,957
       40,000  Chesapeake Energy Corp.                                       879
       71,100  Cimarex Energy Co.                                          2,877
       86,700  Devon Energy Corp.                                          7,010
       14,440  EOG Resources, Inc.                                         1,168
        3,000  Forest Oil Corp.  *                                            88
       66,000  Newfield Exploration Co.  *                                 1,517
       10,300  Noble Energy, Inc.                                            534
        1,700  Pioneer Natural Resources Co.                                  47
       34,800  Plains Exploration & Production Co.  *                        981
          900  Whiting Petroleum Corp.  *                                     47
                                                                 ---------------
                                                                          23,043
                                                                 ---------------
               OIL & GAS REFINING & MARKETING (0.7%)
       48,300  Sunoco, Inc.                                                1,473
      362,100  Valero Energy Corp.                                         7,452
                                                                 ---------------
                                                                           8,925
                                                                 ---------------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       48,400  Spectra Energy Corp.                                          936
                                                                 ---------------
               Total Energy                                              248,698
                                                                 ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  4
================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               FINANCIALS (22.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
      201,215  American Capital Strategies Ltd.                  $         2,827
      130,200  Ameriprise Financial, Inc.                                  2,812
      229,900  Bank of New York Mellon Corp.                               7,495
        4,470  BlackRock, Inc. "A"                                           587
      133,100  Janus Capital Group, Inc.                                   1,563
       43,400  Northern Trust Corp.                                        2,444
                                                                 ---------------
                                                                          17,728
                                                                 ---------------
               CONSUMER FINANCE (0.7%)
       57,600  Capital One Financial Corp.                                 2,253
      276,500  Discover Financial Services                                 3,387
      295,500  SLM Corp.  *                                                3,153
        1,600  Student Loan Corp.                                             59
                                                                 ---------------
                                                                           8,852
                                                                 ---------------
               DIVERSIFIED BANKS (2.2%)
       80,900  Comerica, Inc.                                              2,232
      362,549  U.S. Bancorp                                               10,807
      457,700  Wells Fargo & Co.                                          15,585
                                                                 ---------------
                                                                          28,624
                                                                 ---------------
               INSURANCE BROKERS (0.1%)
       32,300  Marsh & McLennan Companies, Inc.                              947
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (0.9%)
       65,570  Goldman Sachs Group, Inc.                                   6,065
       57,700  Merrill Lynch & Co., Inc.                                   1,073
      288,531  Morgan Stanley                                              5,040
                                                                 ---------------
                                                                          12,178
                                                                 ---------------
               LIFE & HEALTH INSURANCE (1.5%)
       15,400  AFLAC, Inc.                                                   682
       53,700  Lincoln National Corp.                                        926
      165,800  MetLife, Inc.  *                                            5,508
       14,000  Nationwide Financial Services, Inc. "A"                       662
      114,400  Principal Financial Group, Inc.                             2,173
       15,300  Protective Life Corp.                                         128
       66,900  Prudential Financial, Inc.                                  2,007
       75,700  StanCorp Financial Group, Inc.                              2,580
       57,300  Torchmark Corp.                                             2,393
      198,300  Unum Group                                                  3,123
                                                                 ---------------
                                                                          20,182
                                                                 ---------------
               MULTI-LINE INSURANCE (0.7%)
      173,600  American Financial Group, Inc.                              3,946
       82,800  Assurant, Inc.                                              2,110
      252,600  Genworth Financial, Inc. "A"                                1,223
      178,800  Hartford Financial Services Group, Inc.                     1,845
       13,200  HCC Insurance Holdings, Inc.                                  291
       14,500  Unitrin, Inc.                                                 304
                                                                 ---------------
                                                                           9,719
                                                                 ---------------
               MULTI-SECTOR HOLDINGS (0.0%)
       14,000  Leucadia National Corp.                                       376
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (5.1%)
    1,216,535  Bank of America Corp.                                      29,404
    1,330,000  Citigroup, Inc.                                            18,154
      471,000  JPMorgan Chase & Co.                                       19,429
                                                                 ---------------
                                                                          66,987
                                                                 ---------------
================================================================================
5  |  USAA INCOME STOCK FUND
================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               PROPERTY & CASUALTY INSURANCE (3.3%)
      242,500  Allstate Corp.                                    $         6,400
       11,500  Axis Capital Holdings Ltd.                                    328
      186,200  Chubb Corp.                                                 9,649
       93,200  Cincinnati Financial Corp.                                  2,422
       14,900  CNA Financial Corp.                                           232
       30,300  Fidelity National Financial, Inc. "A"                         273
       29,800  First American Corp.                                          608
          100  Markel Corp.  *                                                35
       70,300  MBIA, Inc.                                                    691
       53,000  Mercury General Corp.                                       2,723
       85,575  Old Republic International Corp.                              788
      118,100  Progressive Corp.                                           1,685
      389,500  Travelers Companies, Inc.                                  16,573
       33,500  W.R. Berkley Corp.                                            880
       51,500  XL Capital Ltd. "A"                                           500
       10,600  Zenith National Insurance Corp.                               348
                                                                 ---------------
                                                                          44,135
                                                                 ---------------
               REGIONAL BANKS (2.8%)
      185,100  Associated Banc Corp.                                       4,083
       47,700  Bank of Hawaii Corp.                                        2,419
      126,900  BB&T Corp.                                                  4,549
        7,000  City National Corp.                                           375
       94,500  Colonial BancGroup, Inc.                                      384
       51,100  Cullen/Frost Bankers, Inc.                                  2,860
      130,500  Fifth Third Bancorp                                         1,416
      109,657  First Horizon National Corp.                                1,306
       21,800  Firstmerit Corp.                                              508
       32,600  Fulton Financial Corp.                                        342
      188,000  Huntington Bancshares, Inc.                                 1,777
      214,900  KeyCorp                                                     2,628
        5,200  M&T Bank Corp.                                                422
      125,500  Marshall & Ilsley Corp.                                     2,263
       43,400  PNC Financial Services Group, Inc.                          2,893
      111,900  Popular, Inc.                                                 850
       91,431  Regions Financial Corp.                                     1,014
       39,200  SunTrust Banks, Inc.                                        1,574
       18,800  Susquehanna Bancshares, Inc.                                  291
      161,300  Synovus Financial Corp.                                     1,666
       63,000  TCF Financial Corp.                                         1,118
        3,600  Webster Financial Corp.                                        67
        3,700  Whitney Holding Corp.                                          70
       17,300  Wilmington Trust Corp.                                        499
       38,200  Zions Bancorp                                               1,456
                                                                 ---------------
                                                                          36,830
                                                                 ---------------
               REINSURANCE (0.5%)
       40,000  Arch Capital Group Ltd.  *                                  2,790
       16,600  Endurance Specialty Holdings Ltd.                             502
       32,200  Everest Reinsurance Group Ltd.                              2,406
        6,800  PartnerRe Ltd.                                                460
        4,400  Reinsurance Group of America, Inc. "A"                        164
        3,700  RenaissanceRe Holdings Ltd.                                   170
        3,800  Transatlantic Holdings, Inc.                                  163
                                                                 ---------------
                                                                           6,655
                                                                 ---------------
               REITS - DIVERSIFIED (0.3%)
      131,900  Liberty Property Trust, Inc.                                3,146
       10,200  Vornado Realty Trust                                          719
                                                                 ---------------
                                                                           3,865
                                                                 ---------------
               REITS - INDUSTRIAL (0.0%)
       10,500  AMB Property Corp.                                            252
                                                                 ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  6
================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               REITS - MORTGAGE (0.4%)
      407,700  Annaly Capital Management, Inc.                   $         5,667
                                                                 ---------------
               REITS - OFFICE (0.5%)
          710  Alexandria Real Estate Equities, Inc.                          49
       13,100  Boston Properties, Inc.                                       929
       26,000  Brandywine Realty Trust                                       225
      197,900  Duke Realty Corp.                                           2,792
       55,200  HRPT Properties Trust                                         199
        8,600  Kilroy Realty Corp.                                           277
       25,000  Mack-Cali Realty Corp.                                        568
       46,200  SL Green Realty Corp.                                       1,942
                                                                 ---------------
                                                                           6,981
                                                                 ---------------
               REITS - RESIDENTIAL (0.8%)
       40,050  Apartment Investment & Management Co. "A"                     586
        5,400  AvalonBay Communities, Inc.                                   384
       11,500  BRE Properties, Inc. "A"                                      400
       11,800  Camden Property Trust                                         398
      147,600  Equity Residential Properties Trust                         5,156
       28,370  Essex Property Trust, Inc.                                  2,760
       32,600  UDR, Inc.                                                     644
                                                                 ---------------
                                                                          10,328
                                                                 ---------------
               REITS - RETAIL (0.4%)
       30,300  CBL & Associates Properties, Inc.                             280
      146,900  Developers Diversified Realty Corp.                         1,935
       68,000  Kimco Realty Corp.                                          1,535
       11,200  Regency Centers Corp.                                         442
       24,300  Weingarten Realty Investors                                   497
                                                                 ---------------
                                                                           4,689
                                                                 ---------------
               REITS - SPECIALIZED (0.3%)
       39,600  HCP, Inc.                                                   1,185
       21,100  Health Care REIT, Inc.                                        939
       21,100  Nationwide Health Properties, Inc.                            630
       16,600  Public Storage                                              1,353
        4,800  Ventas, Inc.                                                  173
                                                                 ---------------
                                                                           4,280
                                                                 ---------------
               SPECIALIZED FINANCE (0.0%)
      133,500  CIT Group, Inc.                                               553
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
       25,100  Astoria Financial Corp.                                       477
      149,300  Hudson City Bancorp, Inc.                                   2,808
      117,800  New York Community Bancorp, Inc.                            1,845
                                                                 ---------------
                                                                           5,130
                                                                 ---------------
               Total Financials                                          294,958
                                                                 ---------------

               HEALTH CARE (16.0%)
               -------------------
               BIOTECHNOLOGY (1.7%)
      301,000  Amgen, Inc.  *                                             18,027
       33,900  Biogen Idec, Inc.  *                                        1,442
        3,600  Genzyme Corp.  *                                              262
       54,300  Gilead Sciences, Inc.  *                                    2,490
                                                                 ---------------
                                                                          22,221
                                                                 ---------------
               HEALTH CARE DISTRIBUTORS (1.5%)
      182,900  AmerisourceBergen Corp.                                     5,719
      138,800  Cardinal Health, Inc.                                       5,302
      232,200  McKesson Corp.                                              8,543
                                                                 ---------------
                                                                          19,564
                                                                 ---------------
================================================================================
7  |  USAA INCOME STOCK FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT (0.6%)
        7,800  Hill-Rom Holdings, Inc.                           $           178
       56,000  Medtronic, Inc.                                             2,258
       13,700  Stryker Corp.                                                 732
       87,500  Zimmer Holdings, Inc.  *                                    4,063
                                                                 ---------------
                                                                           7,231
                                                                 ---------------
               HEALTH CARE FACILITIES (0.0%)
        6,100  LifePoint Hospitals, Inc.  *                                  146
        5,400  Universal Health Services, Inc. "B"                           227
                                                                 ---------------
                                                                             373
                                                                 ---------------
               HEALTH CARE SERVICES (0.3%)
       14,100  Express Scripts, Inc.  *                                      855
      130,000  Omnicare, Inc.                                              3,584
                                                                 ---------------
                                                                           4,439
                                                                 ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.0%)
        2,700  Applied Biosystems, Inc.                                       84
        7,300  Invitrogen Corp.  *                                           210
                                                                 ---------------
                                                                             294
                                                                 ---------------
               MANAGED HEALTH CARE (2.2%)
        7,600  CIGNA Corp.                                                   124
       43,100  Coventry Health Care, Inc.  *                                 568
       95,700  Health Net, Inc.  *                                         1,233
       59,600  Humana, Inc.  *                                             1,764
        5,200  Magellan Health Services, Inc.  *                             192
      768,795  UnitedHealth Group, Inc.                                   18,244
      188,769  WellPoint, Inc.  *                                          7,337
                                                                 ---------------
                                                                          29,462
                                                                 ---------------
               PHARMACEUTICALS (9.7%)
       38,800  Abbott Laboratories                                         2,140
       17,200  Bristol-Myers Squibb Co.                                      353
      230,900  Eli Lilly and Co.                                           7,809
      167,400  Forest Laboratories, Inc.  *                                3,889
      729,800  Johnson & Johnson                                          44,766
      583,200  King Pharmaceuticals, Inc.  *                               5,126
      322,100  Merck & Co., Inc.                                           9,969
       18,800  Mylan, Inc.  *                                                161
    2,523,900  Pfizer, Inc.                                               44,698
      293,400  Wyeth                                                       9,442
                                                                 ---------------
                                                                         128,353
                                                                 ---------------
               Total Health Care                                         211,937
                                                                 ---------------

               INDUSTRIALS (7.2%)
               ------------------
               AEROSPACE & DEFENSE (1.9%)
       95,400  General Dynamics Corp.                                      5,755
       15,300  L-3 Communications Holdings, Inc.                           1,242
       71,400  Northrop Grumman Corp.                                      3,348
      122,500  Raytheon Co.                                                6,261
      163,400  United Technologies Corp.                                   8,980
                                                                 ---------------
                                                                          25,586
                                                                 ---------------
               AIR FREIGHT & LOGISTICS (0.1%)
        7,900  FedEx Corp.                                                   516
        3,600  United Parcel Service, Inc. "B"                               190
                                                                 ---------------
                                                                             706
                                                                 ---------------
               BUILDING PRODUCTS (0.1%)
      114,900  Masco Corp.                                                 1,166
                                                                 ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  8

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMMERCIAL PRINTING (0.3%)
       19,300  Deluxe Corp.                                       $          235
      205,200  R.R. Donnelley & Sons Co.                                   3,400
                                                                 ---------------
                                                                           3,635
                                                                 ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
       68,100  AGCO Corp.  *                                               2,146
       44,500  Deere & Co.                                                 1,716
       11,800  PACCAR, Inc.                                                  345
        8,600  Terex Corp.  *                                                144
        8,100  Trinity Industries, Inc.                                      137
                                                                 ---------------
                                                                           4,488
                                                                 ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
        2,400  Waste Management, Inc.                                         75
                                                                 ---------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
       86,100  Manpower, Inc.                                              2,680
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (2.7%)
       14,600  3M Co.                                                        939
    1,697,500  General Electric Co.                                       33,118
       91,750  Tyco International Ltd.                                     2,319
                                                                 ---------------
                                                                          36,376
                                                                 ---------------
               INDUSTRIAL MACHINERY (0.6%)
       25,400  Danaher Corp.                                               1,505
       50,600  Dover Corp.                                                 1,607
       24,900  Eaton Corp.                                                 1,110
        3,900  Gardner Denver, Inc.  *                                       100
      148,600  Ingersoll-Rand Co. Ltd. "A"                                 2,742
       16,350  Parker-Hannifin Corp.                                         634
        4,500  SPX Corp.                                                     174
        1,800  Timken Co.                                                     29
                                                                 ---------------
                                                                           7,901
                                                                 ---------------
               OFFICE SERVICES & SUPPLIES (0.1%)
       63,700  Pitney Bowes, Inc.                                          1,579
                                                                 ---------------
               RAILROADS (0.8%)
       11,010  Burlington Northern Santa Fe Corp.                            981
       27,600  CSX Corp.                                                   1,262
      119,600  Norfolk Southern Corp.                                      7,169
       11,700  Union Pacific Corp.                                           781
                                                                 ---------------
                                                                          10,193
                                                                 ---------------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)
        6,000  GATX Corp.                                                    171
                                                                 ---------------
               TRUCKING (0.1%)
       30,700  Ryder System, Inc.                                          1,216
        5,200  YRC Worldwide, Inc.  *                                         24
                                                                 ---------------
                                                                           1,240
                                                                 ---------------
               Total Industrials                                          95,796
                                                                 ---------------

               INFORMATION TECHNOLOGY (4.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
      155,213  Synopsys, Inc.  *                                           2,837
                                                                 ---------------
               COMMUNICATIONS EQUIPMENT (1.3%)
      398,500  Cisco Systems, Inc.  *                                      7,081
      283,100  QUALCOMM, Inc.                                             10,832
                                                                 ---------------
                                                                          17,913
                                                                 ---------------
================================================================================
9  |  USAA INCOME STOCK FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               COMPUTER HARDWARE (0.2%)
       34,900  Dell, Inc.  *                                     $           424
       16,200  Hewlett-Packard Co.                                           620
       17,740  International Business Machines Corp.                       1,649
                                                                 ---------------
                                                                           2,693
                                                                 ---------------
               COMPUTER STORAGE & PERIPHERALS (0.1%)
       12,700  Brocade Communications Systems, Inc.  *                        48
       24,800  Lexmark International, Inc. "A"  *                            641
       26,300  QLogic Corp.  *                                               316
       27,000  Western Digital Corp.  *                                      445
                                                                 ---------------
                                                                           1,450
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
       14,000  Convergys Corp.  *                                            108
       73,900  DST Systems, Inc.  *                                        2,999
        1,800  Fiserv, Inc.  *                                                60
                                                                 ---------------
                                                                           3,167
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (0.2%)
      108,700  eBay, Inc.  *                                               1,660
        3,580  Google, Inc. "A"  *                                         1,286
                                                                 ---------------
                                                                           2,946
                                                                 ---------------
               IT CONSULTING & OTHER SERVICES (0.0%)
        5,000  Perot Systems Corp. "A"  *                                     72
                                                                 ---------------
               OFFICE ELECTRONICS (0.3%)
      478,650  Xerox Corp.                                                 3,839
                                                                 ---------------
               SEMICONDUCTORS (0.4%)
      117,700  Intel Corp.                                                 1,883
      121,100  Intersil Corp. "A"                                          1,658
      296,600  LSI Corp.  *                                                1,142
                                                                 ---------------
                                                                           4,683
                                                                 ---------------
               SYSTEMS SOFTWARE (1.6%)
      599,800  Microsoft Corp.                                            13,394
      407,300  Oracle Corp.  *                                             7,449
                                                                 ---------------
                                                                          20,843
                                                                 ---------------
               TECHNOLOGY DISTRIBUTORS (0.1%)
        4,400  Anixter International, Inc.  *                                148
        8,000  Arrow Electronics, Inc.  *                                    140
       37,200  Ingram Micro, Inc. "A"  *                                     496
       14,000  Tech Data Corp.  *                                            300
                                                                 ---------------
                                                                           1,084
                                                                 ---------------
               Total Information Technology                               61,527
                                                                 ---------------

               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.1%)
       73,267  Alcoa, Inc.                                                   843
                                                                 ---------------
               CONSTRUCTION MATERIALS (0.0%)
        1,100  Vulcan Materials Co.                                           60
                                                                 ---------------
               DIVERSIFIED CHEMICALS (0.8%)
      333,900  Dow Chemical Co.                                            8,905
       41,200  E.I. du Pont de Nemours & Co.                               1,318
        7,600  FMC Corp.                                                     331
                                                                 ---------------
                                                                          10,554
                                                                 ---------------
               DIVERSIFIED METALS & MINING (0.0%)
       10,700  Freeport-McMoRan Copper & Gold, Inc.                          311
                                                                 ---------------
================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  10

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
               FOREST PRODUCTS (0.2%)
       55,600  Weyerhaeuser Co.                                  $         2,125
                                                                 ---------------
               GOLD (0.0%)
        4,800  Newmont Mining Corp.                                          126
                                                                 ---------------
               INDUSTRIAL GASES (0.0%)
        8,000  Air Products & Chemicals, Inc.                                465
                                                                 ---------------
               METAL & GLASS CONTAINERS (0.1%)
       31,000  Ball Corp.                                                  1,060
                                                                 ---------------
               PAPER PACKAGING (0.1%)
       15,500  Bemis Co., Inc.                                               385
        7,100  Sealed Air Corp.                                              120
       15,200  Sonoco Products Co.                                           383
                                                                 ---------------
                                                                             888
                                                                 ---------------
               SPECIALTY CHEMICALS (0.2%)
       71,100  Sigma-Aldrich Corp.                                         3,119
                                                                 ---------------
               STEEL (0.8%)
       17,700  Commercial Metals Co.                                         197
      196,200  Nucor Corp.                                                 7,948
       43,000  Reliance Steel & Aluminum Co.                               1,077
        2,600  Schnitzer Steel Industries, Inc. "A"                           70
       27,100  U.S. Steel Corp.                                              999
                                                                 ---------------
                                                                          10,291
                                                                 ---------------
               Total Materials                                            29,842
                                                                 ---------------

               TELECOMMUNICATION SERVICES (3.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (3.6%)
      849,170  AT&T, Inc.                                                 22,732
        9,400  CenturyTel, Inc.                                              236
        9,400  Embarq Corp.                                                  282
       23,176  Fairpoint Communications, Inc.                                 92
      179,300  Frontier Communications Corp.                               1,365
    1,263,000  Qwest Communications International, Inc.                    3,612
      588,188  Verizon Communications, Inc.                               17,452
      306,400  Windstream Corp.                                            2,301
                                                                 ---------------
                                                                          48,072
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       10,700  Crown Castle International Corp.  *                           226
    1,292,500  Sprint Nextel Corp.                                         4,046
                                                                 ---------------
                                                                           4,272
                                                                 ---------------
               Total Telecommunication Services                           52,344
                                                                 ---------------

               UTILITIES (4.0%)
               ----------------
               ELECTRIC UTILITIES (1.6%)
       24,400  DPL, Inc.                                                     556
       43,200  Entergy Corp.                                               3,372
       64,000  Exelon Corp.                                                3,471
      148,100  FirstEnergy Corp.                                           7,725
       89,500  FPL Group, Inc.                                             4,228
       19,500  Hawaiian Electric Industries, Inc.                            519
        8,800  IdaCorp, Inc.                                                 235
       47,900  Southern Co.                                                1,645
                                                                 ---------------
                                                                          21,751
                                                                 ---------------
               GAS UTILITIES (0.5%)
       11,000  Atmos Energy Corp.                                            267
        2,700  Energen Corp.                                                  91
================================================================================
11  |  USAA INCOME STOCK FUND

================================================================================
                                                                          MARKET
       NUMBER                                                              VALUE
    OF SHARES  SECURITY                                                    (000)
--------------------------------------------------------------------------------
       10,200  National Fuel Gas Co.                             $           369
       13,600  Nicor, Inc.                                                   628
      135,600  ONEOK, Inc.                                                 4,326
       14,700  Piedmont Natural Gas Co., Inc.                                484
        7,900  UGI Corp.                                                     188
                                                                 ---------------
                                                                           6,353
                                                                 ---------------
               MULTI-UTILITIES (1.9%)
      170,700  Dominion Resources, Inc.                                    6,193
       98,200  DTE Energy Co.                                              3,466
       90,310  Integrys Energy Group, Inc.                                 4,305
      197,300  MDU Resources Group, Inc.                                   3,593
      287,700  NiSource, Inc.                                              3,729
      212,000  TECO Energy, Inc.                                           2,446
       15,700  Vectren Corp.                                                 396
       10,000  Wisconsin Energy Corp.                                        435
       36,200  Xcel Energy, Inc.                                             631
                                                                 ---------------
                                                                          25,194
                                                                 ---------------
               Total Utilities                                            53,298
                                                                 ---------------
               Total Common Stocks (cost: $1,680,367)                  1,312,031
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (1.0%)

               MONEY MARKET FUNDS (1.0%)
   12,922,307  State Street Institutional Liquid Reserves,
                   2.40%(a) (cost:  $12,922)                              12,922
                                                                 ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
      232,055  AIM Short-Term Investment Co. Liquid Assets
                   Portfolio, 2.91%(a) (cost:: $232)                         232
                                                                 ---------------



               TOTAL INVESTMENTS (COST: $1,693,521)              $     1,325,185
                                                                 ===============


================================================================================
                                                 PORTFOLIO OF INVESTMENTS  |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Stock Fund Shares and, effective August 1, 2008, Income Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a
================================================================================
13  |  USAA INCOME STOCK FUND

================================================================================

particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  14

================================================================================

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                       Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                           $1,325,185,000
Level 2 - Other Significant Observable Inputs                                  -
Level 3 - Significant Unobservable Inputs                                      -
--------------------------------------------------------------------------------
Total                                                             $1,325,185,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-
================================================================================
15  |  USAA INCOME STOCK FUND

================================================================================

term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan; however, the Fund still owned a cash collateral investment pending settlement of broker accounts for recent lending activity.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $65,071,000 and $433.407,000, respectively, resulting in net unrealized depreciation of $368,336,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,326,222,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT           Real estate investment trust


SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at October 31, 2008.

 * Non-income-producing security. As of October 31, 2008, 90.9% of the Fund's net assets were invested in dividend-paying stocks.

================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  16



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.